Submission	Feb. 18, 2025
Submission [Line Items]
Central Index Key	0000100122
Registrant Name	Tucson Electric Power Company
Registration File Number	333-264708
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES